Hedge accounting (Detail 6.2) - Hedges of net investments in foreign operations - Currency swap contract $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($) [1]
Gain Loss On Cash Flow Hedges Of Forecast Transactions Recognized In Earnings [Line Items]
Changes in fair value of hedging instruments	$ 205
Changes in fair value of hedged items	(205)
Effective portion of changes in fair value of hedging instruments recognised in Foreign currency translation OCI	181
Ineffectiveness recognised as Other net income from fair value changes on financial instruments	24
UBS AG
Gain Loss On Cash Flow Hedges Of Forecast Transactions Recognized In Earnings [Line Items]
Changes in fair value of hedging instruments	199
Changes in fair value of hedged items	(199)
Effective portion of changes in fair value of hedging instruments recognised in Foreign currency translation OCI	181
Ineffectiveness recognised as Other net income from fair value changes on financial instruments	$ 18

[1]	This Note addresses the requirement of IFRS 7 effective from 1 January 2018, for which data is provided prospectively.